WELLS FARGO FUNDS TRUST

                  WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
                   WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
                   WELLS FARGO ADVANTAGE GROWTH BALANCED FUND


                          Supplement dated May 19, 2005
                     to the Prospectus dated April 11, 2005
                               Classes A, B, and C

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 49 of the prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 49 of the prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 50 of the prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51067 05-05                                                AA0505/SUP001 05-05

                             WELLS FARGO FUNDS TRUST

                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                  WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
                WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
                 WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND
                               Classes A, B, and C

                     WELLS FARGO ADVANTAGE EQUITY VALUE FUND
                   Classes A, B, and C and Administrator Class

                          Supplement dated May 19, 2005
                    to the Prospectuses dated April 11, 2005

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund").

EQUITY VALUE FUND

At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved an additional investment policy for the Fund to invest, under normal circumstances, at least 80% of the Fund's assets in equity securities. The additional investment policy, which does not require shareholder approval, is effective immediately. In addition, the Board adopted a policy to provide at least 60 days' notice to shareholders of any change to the additional investment policy. The implementation of the additional investment policy will not materially affect the current portfolio composition of the Fund.

No change is being made to the Fund's current investment policy to invest, under normal circumstances, at least 80% of the Fund's assets in large-capitalization securities, which are defined as securities with market capitalizations of $3 billion or more. The Fund will continue to make investments consistent with this investment policy.

ALL FUNDS

Also, at its May 11, 2005 regular meeting, the Board approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 69 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 69 of the Classes A, B, and C prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 70 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51068 05-05                                               EG0505/SUP 010 05-05

                             WELLS FARGO FUNDS TRUST

         WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (Class C only)
                   WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
                     WELLS FARGO ADVANTAGE INCOME PLUS FUND
            WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
                    WELLS FARGO ADVANTAGE STABLE INCOME FUND
                   WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
                  WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
              WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND
                               Classes A, B, and C

               WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
            WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
                   Classes A, B, and C and Administrator Class

                     WELLS FARGO ADVANTAGE HIGH INCOME FUND
                   Advisor, Institutional, and Investor Class

              WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
                           Advisor and Investor Class

                          Supplement dated May 19, 2005
                    to the Prospectuses dated April 11, 2005

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund").

INFLATION-PROTECTED BOND FUND

Effective June 1, 2005, W. Frank Koster and Jay N. Mueller, CFA, are the Portfolio Managers of the Inflation-Protected Bond Fund. Mr. Koster's biography can be found on page 108 of the Wells Fargo Advantage Income Funds - Classes A, B, and C prospectus and on page 64 of the Wells Fargo Advantage Income Funds - Administrator Class prospectus. Mr. Mueller's biography can be found on page 109 of the Wells Fargo Advantage Income Funds - Classes A, B, and C prospectus and on page 65 of the Wells Fargo Advantage Income Funds - Administrator Class prospectus.

INTERMEDIATE GOVERNMENT INCOME FUND

Effective June 1, 2005, William Stevens is the sole Portfolio Manager of the Intermediate Government Income Fund.

ALL FUNDS

At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the redemption fee for the Funds, as applicable, will be waived and additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters referenced below are effective immediately.

REDEMPTION FEE WAIVERS

The Redemption Fees section on page 95 of the Classes A, B, and C prospectus, on page 52 of the Advisor Class prospectus, on page 46 of the Institutional Class prospectus, and on page 52 of the Investor Class prospectus is revised to include the following additional circumstances in which the redemption fee will be waived on sales or exchanges of Fund shares:

     o to effect non-discretionary portfolio rebalancing associated with certain retirement plans.

     o    taking out a distribution or loan from a defined contribution plan.

     o to effect, through a redemption and subsequent purchase, an account registration change within the same Fund.

The redemption fee waiver category that reads "at the direction of Funds Management, for example, in order to complete a merger" is replaced with the following paragraph, to appear as the last bullet point in the Redemption Fees section:

     o If Funds Management determines in its discretion such a waiver is consistent with the best interests of a Fund's shareholders.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 87 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 87 of the Classes A, B, and C prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 89 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.



RT51069 05-05                                              INC0505/SUP 002 05-05

                             WELLS FARGO FUNDS TRUST

                WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND
                  WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
                   Classes A, B, and C and Administrator Class

            WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND
                       WELLS FARGO ADVANTAGE OVERSEAS FUND
                               Institutional Class

                     WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
                       WELLS FARGO ADVANTAGE OVERSEAS FUND
                                 Investor Class


                          Supplement dated May 19, 2005
                    to the Prospectuses dated April 11, 2005

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the redemption fee for the Funds, as applicable, will be waived and additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

REDEMPTION FEE WAIVERS

The Redemption Fees section on page 57 of the Classes A, B, and C prospectus, on page 42 of the Administrator Class prospectus, on page 27 of the Institutional Class prospectus, and on page 25 of the Investor Class prospectus is revised to include the following additional circumstances in which the redemption fee will be waived on sales or exchanges of Fund shares:

     o to effect non-discretionary portfolio rebalancing associated with certain retirement plans.

     o    taking out a distribution or loan from a defined contribution plan.

     o to effect, through a redemption and subsequent purchase, an account registration change within the same Fund.

The redemption fee waiver category that reads "at the direction of Funds Management, for example, in order to complete a merger" is replaced with the following paragraph, to appear as the last bullet point in the Redemption Fees section:

     o if Funds Management determines in its discretion such a waiver is consistent with the best interests of a Fund's shareholders.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 49 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 49 of the Classes A, B, and C prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 51 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51070 05-05                                               INT0505/SUP003 05-05

                             WELLS FARGO FUNDS TRUST

                 WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM
                  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM
            WELLS FARGO ADVANTAGE EQUITY INDEX FUND (Classes A and B)
                WELLS FARGO ADVANTAGE GROWTH FUND (Class C only)
                  WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
                      WELLS FARGO ADVANTAGE U.S. VALUE FUND
                               Classes A, B, and C

                WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
                 Classes A, B, C, and D and Administrator Class

                          Supplement dated May 19, 2005
                    to the Prospectuses dated April 11, 2005


This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the redemption fee for the Funds, as applicable, will be waived and additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

REDEMPTION FEE WAIVERS

The Redemption Fees section on page 62 of the Classes A, B, and C prospectus, on page 25 of the Class D prospectus, and on page 59 of the Administrator Class prospectus is revised to include the following additional circumstances in which the redemption fee will be waived on sales or exchanges of Fund shares:

     o to effect non-discretionary portfolio rebalancing associated with certain retirement plans.

     o    taking out a distribution or loan from a defined contribution plan.

     o to effect, through a redemption and subsequent purchase, an account registration change within the same Fund.

The redemption fee waiver category that reads "at the direction of Funds Management, for example, in order to complete a merger" is replaced with the following paragraph, to appear as the last bullet point in the Redemption Fees section:

     o if Funds Management determines in its discretion such a waiver is consistent with the best interests of a Fund's shareholders.


CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 54 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 54 of the Classes A, B, and C prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 55 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51073 05-05                                              LGC0505/SUP 006 05-05

                             WELLS FARGO FUNDS TRUST

  WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (Classes A and C)
                 WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
         WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (Classes A and B)
         WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (Classes A and B)
                    WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
            WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND
                  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND
       WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (Class C only)
          WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (Class C only)


                          Supplement dated May 19, 2005
                     to the Prospectus dated April 11, 2005
                               Classes A, B, and C

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 71 of the prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 71 of the prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 72 of the prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51071 05-05                                             MI0505/SUP 004 05-05

                             WELLS FARGO FUNDS TRUST

                   WELLS FARGO ADVANTAGE OUTLOOK TODAY FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2010 FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2020 FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2030 FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2040 FUNDSM


                          Supplement dated May 19, 2005
                     to the Prospectus dated April 11, 2005
                               Classes A, B, and C

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 49 of the prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 49 of the prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 51 of the prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51075 05-05                                              OUT0505/SUP 007 05-05

                             WELLS FARGO FUNDS TRUST

                  WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
                     WELLS FARGO ADVANTAGE COMMON STOCK FUND
                    WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
                   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
                   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND


                          Supplement dated May 19, 2005
                     to the Prospectus dated April 11, 2005
                               Classes A, B, and C

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 46 of the prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 46 of the prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 47 of the prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51072 05-05                                              SMC0505/SUP 005 05-05

                             WELLS FARGO FUNDS TRUST

            WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND
             WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND
                WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND


                          Supplement dated May 19, 2005
                     to the Prospectus dated April 11, 2005
                               Classes A, B, and C

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 37 of the prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 37 of the prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 38 of the prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51076 05-05                                               SP0505/SUP 008 05-05

                             WELLS FARGO FUNDS TRUST

     WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM
        WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM
         WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM
        WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM
             WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM
         WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM


                          Supplement dated May 19, 2005
                     to the Prospectus dated April 11, 2005

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund"). At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

REDUCTIONS AND WAIVERS OF SALES CHARGES

The Reductions and Waivers of Sales Charges section that begins on page 51 of the prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 51 of the prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

WAIVERS FOR CERTAIN PARTIES

The Waivers for Certain Parties section that begins on page 52 of the prospectus is revised to include the following additional circumstance in which Fund shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51077 05-05                                              WBP0505/SUP 009 05-05